Equity-accounted Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Join Ventures Investment [Roll Forward]
Investments, beginning balance	$ 8,238
Equity in loss	(4,727)	$ (4,941)
Cumulative translation adjustment due to foreign exchange	427	(3,144)
Impairment charges on equity-accounted investment	(4,634)	0
Investments, ending balance	0	8,238
Weichai Ballard JV
Join Ventures Investment [Roll Forward]
Investments, beginning balance	8,238	13,901
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net	$ 757	(168)
Percentage of recognition (deferral) of profit on inventory sold to third parties	49.00%
Equity in loss	$ (4,727)	(4,941)
Cumulative translation adjustment due to foreign exchange	366	(554)
Investments, ending balance	0	8,238
Weichai Ballard JV | Impairment charges on equity-accounted investment
Join Ventures Investment [Roll Forward]
Impairment charges on equity-accounted investment	$ (4,634)	$ 0